UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22784

Dreyfus Municipal Bond Infrastructure Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	11/30/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Infrastructure Fund Inc.
November 30, 2013 (Unaudited)

Finance Authority, Tobacco Settlement Asset-Backed Bonds	6.00	6/1/34	5,000,000	3,987,500
Missouri--2.5%				
Missouri Health and Educational Facilities Authority, Educational Facilities Revenue (Saint Louis College of Pharmacy)	5.50	5/1/43	2,000,000	2,004,280
Saint Louis County Industrial Development Authority, Senior Living Facilities Revenue (Friendship Village Sunset Hills)	5.00	9/1/42	3,500,000	3,368,085
New Jersey--5.0%				
New Jersey Economic Development Authority, Private Activity Revenue (The Goethals Bridge Replacement Project)	5.38	1/1/43	2,500,000	2,465,475
New Jersey Economic Development Authority, Special Facility Revenue (Continental Airlines, Inc. Project)	5.13	9/15/23	2,500,000 [a]	2,405,725
New Jersey Economic Development Authority, Special Facility Revenue (Continental Airlines, Inc. Project)	5.25	9/15/29	4,500,000 [a]	4,188,600
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/41	2,330,000	1,676,715
New York--14.6%				
Deutsche Bank Spears/Lifers Trust (Series DBE-1177) (Metropolitan Transportation Authority, Transportation Revenue)	5.00	11/15/38	15,000,000 [a,b,c]	15,259,950
New York City Industrial Development Agency, PILOT Revenue (Queens Baseball Stadium Project) (Insured; AMBAC)	5.00	1/1/36	8,000,000	6,900,400
New York State Dormitory Authority, Revenue (Saint John's University)	5.00	7/1/44	2,000,000	2,007,480
Niagara Area Development Corporation, Solid Waste Disposal Facility Revenue (Covanta Energy Project)	5.25	11/1/42	7,870,000	6,975,575
Ohio--8.5%				
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	6.25	6/1/37	7,000,000	5,580,960
Muskingum County, Hospital Facilities Revenue (Genesis HealthCare System

Obligated Group Project)	5.00	2/15/44	7,000,000	5,488,140
Rickenbacker Port Authority, Capital Funding Revenue (Ohio Association of School Business Officials Expanded Asset Pooled Financing Program)	5.38	1/1/32	4,340,000	4,227,203
Southeastern Ohio Port Authority, Hospital Facilities Improvement Revenue (Memorial Health System Obligated Group Project)	6.00	12/1/42	3,000,000	2,880,750
Pennsylvania--10.9%				
Clairton Municipal Authority, Sewer Revenue	5.00	12/1/37	4,000,000	3,730,160
Clairton Municipal Authority, Sewer Revenue	5.00	12/1/42	1,500,000	1,369,665
Deutsche Bank Spears/Lifers Trust (Series DBE-1179) (Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue)	5.00	12/1/42	13,000,000 a,b,c	13,110,160
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/42	5,000,000 a	5,046,900
South Carolina--3.1%				
South Carolina Jobs-Economic Development Authority, Health Facilities Revenue (The Lutheran Homes of South Carolina, Inc.)	5.13	5/1/48	1,750,000	1,425,060
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)	5.13	12/1/43	5,000,000	5,093,300
Texas--15.4%				
Austin Convention Enterprises, Inc., Convention Center Hotel First Tier Revenue (Insured; XLCA)	5.00	1/1/34	5,000,000	4,506,850
Clifton Higher Education Finance Corporation, Education Revenue (IDEA Public Schools)	6.00	8/15/43	1,500,000	1,560,375
Deutsche Bank Spears/Lifers Trust (Series DBE-1182) (Dallas and Fort Worth, Joint Improvement Revenue (Dallas/Fort Worth International Airport))	5.00	11/1/45	15,000,000 b,c	14,156,250
JPMorgan Chase Putters/Drivers Trust (Series 4314) (Tarrant County Cultural Education Facilities Finance Corporation, HR (Baylor Health Care System Project))	5.00	11/15/20	7,410,000 b,c	7,432,000

North Texas Education Finance Corporation, Education Revenue (Uplift Education)	5.13	12/1/42	3,000,000	2,804,940
Texas Transportation Commission, Central Texas Turnpike System First Tier Revenue	5.00	8/15/41	2,500,000 a	2,470,250
Virginia--7.9%				
Lexington Industrial Development Authority, Residential Care Facilities Mortgage Revenue (Kendal at Lexington)	5.50	1/1/37	5,400,000	5,001,156
Virginia Small Business Financing Authority, Senior Lien Revenue (95 Express Lanes LLC Project)	5.00	1/1/40	7,640,000 a	6,898,767
Virginia Small Business Financing Authority, Senior Lien Revenue (Elizabeth River Crossing Opco, LLC Project)	5.50	1/1/42	5,000,000 a	4,929,350
Washington--2.3%				
Washington Health Care Facilities Authority, Revenue (Providence Health and Services)	5.00	10/1/42	5,000,000	4,984,500
Wisconsin--8.9%				
Public Finance Agency of Wisconsin, Senior Airport Facilities Revenue (Transportation Infrastructure Properties, LLC Obligated Group)	5.00	7/1/42	5,000,000	4,289,850
Wisconsin Health and Educational Facilities Authority, Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	5,000,000	5,008,850
Wisconsin Health and Educational Facilities Authority, Revenue (Beaver Dam Community Hospitals, Inc.)	5.25	8/15/34	5,700,000	5,446,635
Wisconsin Health and Educational Facilities Authority, Revenue (Sauk-Prairie Memorial Hospital, Inc. Project)	5.38	2/1/48	5,000,000	4,328,650
U.S. Related--13.5%				
Guam Waterworks Authority, Water and Wastewater System Revenue	5.50	7/1/43	3,000,000	2,930,880
Puerto Rico Aqueduct and Sewer Authority, Senior Lien Revenue	5.75	7/1/37	6,500,000	4,779,905
Puerto Rico Aqueduct and Sewer Authority, Senior Lien Revenue	6.00	7/1/44	6,200,000	4,555,202
Puerto Rico Electric Power Authority, Power Revenue	5.00	7/1/32	4,500,000	3,187,890
Puerto Rico Electric Power Authority, Power Revenue	6.75	7/1/36	2,500,000	2,057,100
Puerto Rico Electric Power Authority, Power Revenue	5.05	7/1/42	7,480,000	5,094,179
Puerto Rico Highways and

a At November 30, 2013, the fund had $76,270,873 or 35.7% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from transportation services.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, these securities were valued at $51,794,780 or 24.3% of net assets applicable to Common Shareholders.
c Collateral for floating rate borrowings.
d Variable rate demand note - rate shown is the interest rate in effect at November 30, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2013, net unrealized depreciation on investments was $23,821,785 of which $1,732,024 related to appreciated investment securities and $25,553,809 related to depreciated investment securities. At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Infrastructure Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 23, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	January 23, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)